Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 3,279	$ 3,336
Adjustment on currency translation	216	58
Expenditure during the year	122	31
Amortisation for the year	(177)	(227)	$ (207)
Impairment charges	(357)	(1)
Disposals, transfers and other movements	36	82
Intangible assets at end of period	3,119	3,279	3,336
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	8,013
Intangible assets at end of period	7,857	8,013
Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,734)
Intangible assets at end of period	(4,738)	(4,734)
Exploration and evaluation [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	711	706
Adjustment on currency translation	27	14
Expenditure during the year	57	8
Impairment charges	(357)
Disposals, transfers and other movements	(45)	(17)
Intangible assets at end of period	393	711	706
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,588
Intangible assets at end of period	2,658	2,588
Exploration and evaluation [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,877)
Intangible assets at end of period	(2,265)	(1,877)
Trademarks, patented and non-patented technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	78	94
Adjustment on currency translation	10	(3)
Amortisation for the year	(13)	(13)
Intangible assets at end of period	75	78	94
Trademarks, patented and non-patented technology [member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	199
Intangible assets at end of period	224	199
Trademarks, patented and non-patented technology [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(121)
Intangible assets at end of period	(149)	(121)
Contract based intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,103	2,138
Adjustment on currency translation	150	47
Amortisation for the year	(67)	(87)
Disposals, transfers and other movements	2	5
Intangible assets at end of period	2,188	2,103	2,138
Contract based intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,897
Intangible assets at end of period	3,438	3,897
Contract based intangible assets [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,794)
Intangible assets at end of period	(1,250)	(1,794)
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	387	398
Adjustment on currency translation	29
Expenditure during the year	65	23
Amortisation for the year	(97)	(127)
Impairment charges		(1)
Disposals, transfers and other movements	79	94
Intangible assets at end of period	463	387	$ 398
Other intangible assets [Member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,329
Intangible assets at end of period	1,537	1,329
Other intangible assets [Member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(942)
Intangible assets at end of period	$ (1,074)	$ (942)